Cash Trust Series, Inc.

Government Cash Series
Municipal Cash Series
Prime Cash Series
Treasury Cash Series

Cash Trust Series II

Treasury Cash Series II

Money Market Obligations Trust

Automated Government Cash Reserves, Automated Cash Management Trust, Automated Government Money Trust, Government Obligations Fund, Government Obligations Tax-Managed Fund, Liberty U.S. Government Money Market Trust, Money Market Management, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund, Treasury Obligations Fund, Trust for U.S. Treasury Obligations, U.S. Treasury Cash Reserves, Alabama Municipal Cash Trust, Arizona Municipal Cash Trust, California Municipal Cash Trust, Connecticut Municipal Cash Trust, Florida Municipal Cash Trust, Georgia Municipal Cash Trust, Maryland Municipal Cash Trust, Massachusetts Municipal Cash Trust, Michigan Municipal Cash Trust, Minnesota Municipal Cash Trust, New Jersey Municipal Cash Trust, New York Municipal Cash Trust, North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust, Pennsylvania Municipal Cash Trust, Virginia Municipal Cash Trust

for purposes of this supplement, all share classes of the above-named funds are included

SUPPLEMENT TO prospectuses

Effective June 30, 2010, please add the word “Federated” to the beginning of the name of all of the Funds listed above.

May 17, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450545 (5/10)

Cash Trust Series, Inc.

Government Cash Series
Municipal Cash Series
Prime Cash Series
Treasury Cash Series

Cash Trust Series II

Treasury Cash Series II

Money Market Obligations Trust

Automated Government Cash Reserves, Automated Cash Management Trust, Automated Government Money Trust, Government Obligations Fund, Government Obligations Tax-Managed Fund, Liberty U.S. Government Money Market Trust, Money Market Management, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund, Treasury Obligations Fund, Trust for U.S. Treasury Obligations, U.S. Treasury Cash Reserves, Alabama Municipal Cash Trust, Arizona Municipal Cash Trust, California Municipal Cash Trust, Connecticut Municipal Cash Trust, Florida Municipal Cash Trust, Georgia Municipal Cash Trust, Maryland Municipal Cash Trust, Massachusetts Municipal Cash Trust, Michigan Municipal Cash Trust, Minnesota Municipal Cash Trust, New Jersey Municipal Cash Trust, New York Municipal Cash Trust, North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust, Pennsylvania Municipal Cash Trust, Virginia Municipal Cash Trust

for purposes of this supplement, all share classes of the above-named funds are included

SUPPLEMENT TO all Statements of Additional information

Effective June 30, 2010, please add the word “Federated” to the beginning of the name of all of the Funds listed above.

May 17, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450546 (5/10)